INTANGIBLE ASSETS (10-K)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS [Abstract]
INTANGIBLE ASSETS
NOTE 9. INTANGIBLE ASSETS

Intangible assets consist of the following (in thousands):

	USA Segment			Brazil Segment		Total
			Customer		Customer	Intangible
	Patents	Trademarks	Lists	Trademarks	Lists	Assets
December 31, 2012
Cost	$1,697	$48	$2,677	$3,418	$1,250	$9,090
Accumulated amortization	(1,029)	(38)	(2,222)	(2,362)	(864)	(6,515)
Net book value	$668	$10	$455	$1,056	$386	$2,575

December 31, 2011
Cost	$1,768	$48	$2,677	$3,751	$1,372	$9,616
Accumulated amortization	(957)	(35)	(1,888)	(2,056)	(752)	(5,688)
Net book value	$811	$13	$789	$1,695	$620	$3,928

Estimated useful lives	17 years	7 years	7 years	7 years	7 years

We purchased no intangible assets in 2012 or 2011. All changes in the cost of Brazil segment intangibles are due to foreign currency translation. Amortization expense is expected to be $1.1 million in 2013, $1.0 million in 2014, $0.3 million in 2015, $0.1 million in 2016, $0.1 million in 2017 and $0.1 million thereafter.

In 2011, we wrote off patents with a net book value of $0.7 million. We determined the projected future cash flows were inadequate to recover the net book value of these patents.